Appropriation of retained earnings (Details) - KRW (₩) ₩ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Appropriation of retained earnings [Line Items]
Balance at beginning of year	[1],[2],[3],[4]	₩ 20,791,681
Dividends to hybrid bonds	[5]	(40,357)	₩ (17,678)	₩ (36,091)
Net income		3,198,265	2,949,205	2,824,919
Dividends on common stocks paid		753,041	687,589
Loss on redemption of hybrid bonds			1,139
Unappropriated retained earnings to be carried over to subsequent year	[1],[2],[3],[4]	22,959,440	20,791,681
Parent Company only
Appropriation of retained earnings [Line Items]
Balance at beginning of year		4,867,521	4,896,292
Net effect due to change in accounting policy		(23)	0
Dividends to hybrid bonds		(40,357)	(17,678)
Net income		1,234,883	754,727	1,470,250
Unappropriated retained earnings (I)		6,062,024	5,633,341
Reversal of regulatory reserve for loan losses (II)		0	0
Subtotal (I+II)		6,062,024	5,633,341
Legal reserve		(123,488)	(75,473)
Dividends on common stocks paid		(753,041)	(687,589)
Regulatory reserve for loan losses		(1,156)	(1,619)
Loss on redemption of hybrid bonds		0	(1,139)
Appropriation of retained earnings		(877,685)	(765,820)
Unappropriated retained earnings to be carried over to subsequent year		₩ 5,184,339	₩ 4,867,521	₩ 4,896,292
Date of appropriation		Mar. 27, 2019	Mar. 22, 2018

[1]	The acquisition of ANZ Retail business by Shinhan Bank of Vietnam was completed and the amount was adjusted retrospectively.
[2]	The reserve for loan losses in the retained earnings amounted to KRW 5,953 million and KRW 7,572 million as of December 31, 2017 and 2018, respectively.
[3]	The reserve for profits of the Group, due to In accordance with Article 53 of the Financial Holding Company Act, amounted to KRW 1,992,716 million and KRW 2,068,190 million as of December 31, 2017 and 2018, respectively.
[4]	The total amount of retained earnings from the consolidated subsidiaries that are not available for the payment of cash dividends due to the related regulation is KRW 5,800,002 million.
[5]	The dividends to hybrid bonds that were early redeemed during the period are included.